UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from August 25, 2007 to September 24, 2007
Commission File Number of issuing entity:
000-20787-07, 333-130508-01
AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor:	Commission File Number of Depositor:	Commission File Number of Depositor:

000-21424-04, 333-130508-03	333-113579-02, 333-130508	333-113579-01, 333-130508-02

American Express Receivables Financing Corporation II	American Express Receivables Financing Corporation III LLC	American Express Receivables Financing Corporation IV LLC

(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)

13-3854638	20-0942395	20-0942445

(I.R.S. Employer Identification Number of depositor)	(I.R.S. Employer Identification Number of depositor)	(I.R.S. Employer Identification Number of depositor)

American Express Centurion Bank		American Express Bank, FSB

(Exact name of sponsor as specified in its charter)		(Exact name of sponsor as specified in its charter)

Delaware State or other jurisdiction of incorporation or organization of the issuing entity		Not Applicable (I.R.S. Employer Identification Number of the issuing entity

c/o The Bank of New York
101 Barclay Street, New York		10286

(Address of the principal executive offices of the issuing entity)		(Zip Code)

(Telephone number, including area code)
Not Applicable
(Former name, former address, if changed since last report)
Each class of Series A and Series B Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.
PART II — OTHER INFORMATION
Item 9. Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending September 24, 2007 and the related payment dates.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 15, 2007

American Express Receivables Financing Corporation II, Depositor

	By: Name:	/s/ Maureen Ryan Maureen Ryan
	Title:	President

American Express Receivables Financing Corporation III LLC, Depositor

	By:	/s/ Catherine M. Hogan

	Name:	Catherine M. Hogan
	Title:	President

American Express Receivables Financing Corporation IV LLC, Depositor

	By:	/s/ Robert Radle

	Name:	Robert Radle
	Title:	President